Schedule of Investments (unaudited)
December 31, 2021
BlackRock 20/80 Target Allocation Fund
(Percentages shown are based on Net Assets)
Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 24.2%
BlackRock Emerging Markets Fund, Inc., Class K	217,115	$ 6,515,629
BlackRock Technology Opportunities Fund, Class K(b)	95,961	6,333,396
iShares Core S&P Small-Cap ETF	63,997	7,328,296
iShares Core S&P Total U.S. Stock Market ETF	396,282	42,394,248
iShares ESG Aware MSCI USA ETF	407,959	44,018,776
iShares GSCI Commodity Dynamic Roll Strategy ETF	341,802	10,554,846
iShares MSCI EAFE Growth ETF	140,413	15,486,150
iShares MSCI EAFE Value ETF	322,602	16,255,915
iShares MSCI USA Value Factor ETF	70,269	7,692,347
		156,579,603
Fixed-Income Funds — 76.0%
BlackRock Strategic Income Opportunities Portfolio, Class K	5,782,231	58,747,471
iShares Core Total USD Bond Market ETF	1,634,361	86,506,727
iShares Fallen Angels USD Bond ETF	2,567,922	76,960,622
iShares TIPS Bond ETF	551,194	71,214,265
iShares U.S. Treasury Bond ETF	1,379,888	36,815,412
Master Total Return Portfolio	$ 160,473,444	160,473,444
		490,717,941
Total Long-Term Investments — 100.2% (Cost: $615,298,617)		647,297,544
Security	Shares	Value
Short-Term Securities(a)(c)
Money Market Funds — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.00%	1,941,696	$ 1,941,696
Total Short-Term Securities — 0.3% (Cost: $1,941,696)		1,941,696
Total Investments — 100.5% (Cost: $617,240,313)		649,239,240
Liabilities in Excess of Other Assets — (0.5)%		(3,086,087)
Net Assets — 100.0%		$ 646,153,153
(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares/ Investment Value Held at 12/31/21	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Emerging Markets Fund, Inc., Class K	$ 6,139,898	$ 560,641	$ (22,385)	$ (359)	$ (162,166)	$ 6,515,629	217,115	$ 28,388	$ 54,768
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,287,768	653,928(a)	—	—	—	1,941,696	1,941,696	49	—
BlackRock Strategic Income Opportunities Portfolio, Class K	77,303,592	5,045,321	(22,651,379)	419,447	(1,369,510)	58,747,471	5,782,231	311,398	497,264
BlackRock Technology Opportunities Fund, Class K	5,708,666	680,282	(22,385)	(51)	(33,116)	6,333,396	95,961	—	202,796

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BlackRock 20/80 Target Allocation Fund
Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares/ Investment Value Held at 12/31/21	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares Core S&P Small-Cap ETF	$ 6,534,585	$ 491,137	$ (22,086)	$ (520)	$ 325,180	$ 7,328,296	63,997	$ 46,258	$ —
iShares Core S&P Total U.S. Stock Market ETF	29,771,854	9,915,407	(145,272)	(444)	2,852,703	42,394,248	396,282	143,760	—
iShares Core Total USD Bond Market ETF	79,580,170	7,697,353	(303,195)	(6,943)	(460,658)	86,506,727	1,634,361	447,006	—
iShares ESG Aware MSCI USA ETF	37,532,558	2,967,933	(145,358)	(131)	3,663,774	44,018,776	407,959	124,541	—
iShares Fallen Angels USD Bond ETF	57,622,380	19,868,379	(268,313)	(2,907)	(258,917)	76,960,622	2,567,922	762,050	—
iShares Global Financials ETF(b)	5,545,081	27,201	(5,899,775)	229,259	98,234	—	—	—	—
iShares GSCI Commodity Dynamic Roll Strategy ETF	22,147,149	946,871	(11,421,907)	1,428,078	(2,545,345)	10,554,846	341,802	1,846,056	—
iShares MSCI EAFE Growth ETF	13,879,323	1,150,759	(55,913)	(337)	512,318	15,486,150	140,413	111,793	—
iShares MSCI EAFE Value ETF	15,270,560	1,175,076	(55,522)	(1,275)	(132,924)	16,255,915	322,602	373,376	—
iShares MSCI USA Value Factor ETF	9,240,635	495,141	(2,752,746)	860,340	(151,023)	7,692,347	70,269	51,257	—
iShares TIPS Bond ETF	37,713,497	33,133,131	(236,562)	(2)	604,201	71,214,265	551,194	714,128	—
iShares U.S. Treasury Bond ETF	41,766,179	2,605,623	(7,688,048)	(404,328)	535,986	36,815,412	1,379,888	121,196	—

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BlackRock 20/80 Target Allocation Fund
Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares/ Investment Value Held at 12/31/21	Income (Expense)	Capital Gain Distributions from Underlying Funds
Master Total Return Portfolio	$ 149,124,812	$ 12,005,548(a)(c)	$ —	$ 373,908	$ (1,030,824)	$ 160,473,444	$160,473,444	$ 800,569	$ —
SL Liquidity Series, LLC, Money Market Series(b)	—	—	—	—	—	—	—	4,398(d)	—
				$ 2,893,735	$ 2,447,913	$ 649,239,240		$ 5,886,223	$ 754,828
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 486,824,100	$ —	$ —	$ 486,824,100
Short-Term Securities
Money Market Funds	1,941,696	—	—	1,941,696
	$ 488,765,796	$ —	$ —	488,765,796
Investments valued at NAV(a)				160,473,444
				$ 649,239,240
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BlackRock 20/80 Target Allocation Fund
Portfolio Abbreviation
ETF	Exchange-Traded Fund
S&P	Standard & Poor’s
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